Commitments and Contingencies	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Commitments and Contingencies
17.	Commitments and contingencies
As of April 30, 2022, there were $176,722,199 in committed purchase orders or agreements for equipment and services (October 31, 2021:$6,858,617).
Legal Proceedings
The Company is and may be subject to various claims and legal proceedings in the ordinary course of its business. Due to the inherent risks and uncertainties of the litigation process, we cannot predict the final outcome or timing of claims or legal proceedings. The Company records provisions for such claims when an outflow of resources is considered probable and a reliable estimate can be made. No such provisions have been recorded by the Company.
U.S. Shareholder Class Action
On April 19, 2022, a putative securities class action lawsuit was filed in the U.S. District Court for the Eastern District of New York against the Company, its CEO, and its former CFO, on behalf of a proposed class of purchasers of the Company’s publicly traded securities during the period from February 16, 2021 through March 23, 2022. The complaint, which is captioned as Barnish v.
Li-Cycle
Holdings Corp., et al.,
1:22-cv-02222
(E.D.N.Y.), asserts claims under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and alleges that the defendants issued false and misleading statements concerning
Li-Cycle’s
business, which were revealed when Blue Orca Capital published a short seller report on March 24, 2022. The complaint seeks compensatory damages and an award of costs. The Company believes that the allegations in the proposed claim are without merit and intends to vigorously defend against this matter. No amounts have been recorded for any potential liability arising from this matter.

18.	Commitments
As of October 31, 2021, there were $6.9 million in committed purchase orders or agreements for equipment and services (October 31, 2020: $4.2 million).